Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2013	2012	2011
Land	—	$688	$723	$753
Buildings and land improvements	20-45	6,928	6,214	5,857
Machinery, equipment and other	3-10	16,793	16,073	14,435
Equipment leased to others	1-10	5,365	4,658	4,285
Construction-in-process	—	1,542	2,264	1,996
Total property, plant and equipment, at cost		31,316	29,932	27,326
Less: Accumulated depreciation		(14,241)	(13,471)	(12,931)
Property, plant and equipment–net		$17,075	$16,461	$14,395

Assets recorded under capital leases

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2013	2012	2011
Gross capital leases [2]	$125	$134	$131
Less: Accumulated depreciation	(50)	(58)	(75)
Net capital leases	$75	$76	$56

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

Scheduled minimum rental payments on assets recorded under capital leases	At December 31, 2013, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2014	2015	2016	2017	2018	Thereafter
$10	$14	$22	$7	$7	$47

Equipment leased to others

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2013	2012	2011
Equipment leased to others–at original cost	$5,365	$4,658	$4,285
Less: Accumulated depreciation	(1,521)	(1,383)	(1,406)
Equipment leased to others–net	$3,844	$3,275	$2,879

Scheduled minimum rental payments to be received for equipment leased to others	At December 31, 2013, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2014	2015	2016	2017	2018	Thereafter
$916	$626	$379	$191	$95	$45